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1701 Market Street                                             Morgan, Lewis
Philadelphia, PA 19103-2921                                    & Bockius LLP
215-963-5000                                                   Counselors at Law
Fax: 215-963-5001

December 30, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Schwab Capital Trust - Post-Effective Amendment No. 97
    File Nos. 033-62470 and 811-07704

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the "Trust"), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment ("PEA") No. 97 to the Trust's Registration Statement on Form N-1A. This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of making material changes to the principal investment strategies of the Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund and Schwab Retirement Income Fund (each, a "Fund" and, together, the "Funds"), as more specifically described below.

The Funds' principal investment strategies have been revised in order to allow the Funds' investment adviser to adjust each Fund's underlying fund allocations within a particular asset class based on market trends, the adviser's outlook for a given market capitalization, and the underlying funds' performance in various market conditions. This change has been reflected in the sections of the prospectus entitled "Principal Investment Strategies of the Funds" and "The funds' investments in underlying funds."

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15,
1984), that PEA No. 97 to the Trust's Registration Statement receive selective review by the Commission and its staff. Except with respect to the material changes set forth above, the disclosure contained in PEA No. 97 is substantially similar to the disclosure contained in the Trust's existing Registration Statement and earlier PEAs filed with the Commission wherein the disclosure for the Funds was reviewed by the staff.

If you have any questions regarding PEA No. 97, please do not hesitate to contact the undersigned at 215.963.5396.

Very truly yours,


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Christina E. Pron, Esq.